SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Mr. Hongzhong Yu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Huizhou Jingyang
Amounts due to related parties	$ 2,552	$ 2,524
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due to related parties	$ 12,067	$ 1,119
Ms Xiaodan Liu One [Member]
Related Party Transaction [Line Items]
Relationship with the company		CEO and Board Chair of Elong Power
Amounts due to related parties	$ 139,595	$ 54,780
Phylion Battery Co.,Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder
Amounts due to related parties	$ 14,473	14,204
Shenzhen High-power Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of non-controlling interest shareholder
Amounts due to related parties	$ 43,495	42,686
Mr Wei Zou [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Ganzhou Zhangyang
Amounts due to related parties	$ 47,767
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 259,949	$ 115,313